Supplemental Guarantor Information Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 25, 2010		Dec. 26, 2009		Dec. 31, 2009
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	$ 868.1		$ 749.7		$ 858.3
Cash flows from investing activities:
Additions to properties and intangible assets	(235.4)	[1]	(177.9)	[1]	(158.8)	[1]
Acquisition of businesses, net of cash acquired	(41.3)		(19.8)		(41.7)
Change in restricted cash balances	6.7		(10.8)		0
Payment on discontinued operations	0		(96.0)		0
Investment in MillerCoors	(800.1)		(1,071.2)		(514.5)
Investment in and advances to an unconsolidated affiliate	(83.2)		0		0
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates	0		0		(26.1)
Trade loan repayments from customers	22.4		16.6		32.1
Trade loans advanced to customers	(9.9)		(9.1)		(25.5)
Proceeds from settlements of derivative instruments	15.4		35.1		0
Payments for (Proceeds from) Other Investing Activities	0		0.2		0.1
Net cash used in investing activities	(338.1)		(267.4)		(228.2)
Cash flows from financing activities:
Issuance of stock under equity compensation plans	11.6		38.5		43.1
Excess tax benefits from share-based compensation	2.0		4.8		21.7
Payments for purchase of treasury stock	(321.1)		0		0
Dividends paid	(228.1)		(201.1)		(170.4)
Dividends paid to noncontrolling interests holders	(2.3)		(3.7)		(2.9)
Proceeds from Issuance of Long-term Debt	0		488.4		0
Debt Issuance Costs	(2.2)		(3.3)		0
Payments on long-term debt and capital lease obligations	(0.3)		(300.0)		(0.4)
Proceeds from short-term borrowings	6.8		12.1		14.7
Payments on settlements of debt-related derivatives	(104.5)		(42.0)		0
Net proceeds from (payments on) revolving credit facilities	2.1		0		0
Net cash used in financing activities	(665.1)		(7.6)		(117.2)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(135.1)		474.7		512.9
Effect of foreign exchange rate changes on cash and cash equivalents	(3.6)		8.7		5.1
Balance at beginning of year	1,217.6		734.2		216.2
Balance at end of period	1,078.9		1,217.6		734.2
Parent Guarantor and 2007 Issuer [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	253.1		491.2		268.4
Cash flows from investing activities:
Additions to properties and intangible assets	(3.7)		(5.8)		(16.2)
Proceeds from sales of properties and intangible assets, net					1.2
Proceeds from settlements of derivative instruments	15.4		35.1
Net intercompany investing activity	15.4		(54.7)		(33.1)
Net cash used in investing activities	27.1		(25.4)		(48.1)
Cash flows from financing activities:
Issuance of stock under equity compensation plans	11.6		38.5		43.1
Excess tax benefits from share-based compensation	2.0		4.8		21.7
Payments for purchase of treasury stock	(321.1)
Dividends paid	(201.4)		(177.0)		(148.4)
Debt Issuance Costs	(2.2)		0
Payments from short-term borrowings	0		0		0
Net intercompany financing activity	0		107.1		171.2
Net cash used in financing activities	(511.1)		(26.6)		87.6
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(230.9)		439.2		307.9
Balance at beginning of year	832.0		392.8		84.9		392.8
Balance at end of period	601.1		832.0		392.8		392.8
2002 Issuer [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	(603.1)		184.0		151.5
Cash flows from investing activities:
Additions to properties and intangible assets	(0.1)		0		0
Investment in MillerCoors	0		(1,071.2)		(514.5)
Return of capital from MillerCoors	0		1,060.3		448.2
Trade loan repayments from customers	0		0		0
Payments for (Proceeds from) Other Investing Activities			0.1		0.1
Net intercompany investing activity	459.5		31.9		(93.1)
Net cash used in investing activities	459.4		21.1		(159.3)
Cash flows from financing activities:
Dividends paid	(647.9)		0		0
Payments on settlements of debt-related derivatives	195.3		0
Net intercompany financing activity	589.3		(198.1)		7.3
Net cash used in financing activities	136.7		(198.1)		7.3
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(7.0)		7.0		(0.5)
Effect of foreign exchange rate changes on cash and cash equivalents					0.1
Balance at beginning of year	7.0		0		0.4		0
Balance at end of period	0		7.0		0		0
Subsidiary Guarantors
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	2,572.5		1,234.2		638.4
Cash flows from investing activities:
Additions to properties and intangible assets	(134.9)		(95.4)		(77.5)
Proceeds from sales of properties and intangible assets, net	0.7		1.2		0.7
Acquisition of businesses, net of cash acquired	0.5
Investment in MillerCoors	(800.1)		0		0
Return of capital from MillerCoors	782.7		0		0
Investment in and advances to an unconsolidated affiliate	(93.9)
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates					(26.1)
Trade loan repayments from customers	0.5		0		0
Trade loans advanced to customers	(0.1)
Net intercompany investing activity	(266.4)		2,399.0		(2,506.4)
Net cash used in investing activities	(511.0)		2,304.8		(2,609.3)
Cash flows from financing activities:
Dividends paid	(518.3)		(415.3)		0
Proceeds from Issuance of Long-term Debt			488.4
Debt Issuance Costs			(3.3)
Payments on long-term debt and capital lease obligations	(0.2)		(300.0)		(0.1)
Proceeds from short-term borrowings					2.6
Payments from short-term borrowings					(2.6)
Payments on settlements of debt-related derivatives	(299.8)		(42.0)
Change in overdraft balances and other					(0.3)
Net intercompany financing activity	(1,106.4)		(3,263.7)		2,114.7
Net cash used in financing activities	(1,924.7)		(3,535.9)		2,114.3
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	136.8		3.1		143.3
Effect of foreign exchange rate changes on cash and cash equivalents	(8.9)		11.9		7.6
Balance at beginning of year	190.1		175.1		24.2		175.1
Balance at end of period	318.0		190.1		175.1		175.1
Non-Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	(52.8)		(714.1)		(39.2)
Cash flows from investing activities:
Additions to properties and intangible assets	(96.7)		(76.7)		(65.1)
Proceeds from sales of properties and intangible assets, net	3.9		4.0		56.1
Acquisition of businesses, net of cash acquired	(41.8)		(19.8)		(41.7)
Change in restricted cash balances	6.7		(10.8)
Payment on discontinued operations			(96.0)
Investment in and advances to an unconsolidated affiliate	10.7
Trade loan repayments from customers	21.9		16.6		32.1
Trade loans advanced to customers	(9.8)		(9.1)		(25.5)
Payments for (Proceeds from) Other Investing Activities			0.1
Net intercompany investing activity	0		(1,367.4)		(1,421.4)
Net cash used in investing activities	(105.1)		(1,559.1)		(1,465.5)
Cash flows from financing activities:
Dividends paid	(162.1)		(54.4)		(182.8)
Dividends paid to noncontrolling interests holders	(2.3)		(3.7)		(2.9)
Payments on long-term debt and capital lease obligations	(0.1)				(0.3)
Proceeds from short-term borrowings	6.8		12.1		12.1
Payments from short-term borrowings	(18.3)		(8.1)		(14.4)
Net proceeds from (payments on) revolving credit facilities	2.1
Change in overdraft balances and other	(10.8)		6.8		(5.7)
Net intercompany financing activity	308.6		2,345.9		1,761.1
Net cash used in financing activities	123.9		2,298.6		1,567.1
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(34.0)		25.4		62.2
Effect of foreign exchange rate changes on cash and cash equivalents	5.3		(3.2)		(2.6)
Balance at beginning of year	188.5		166.3		106.7		166.3
Balance at end of period	159.8		188.5		166.3		166.3
Consolidation, Eliminations [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	(1,301.6)		(445.6)		(160.8)
Cash flows from investing activities:
Net intercompany investing activity	(208.5)		(1,008.8)		4,054.0
Net cash used in investing activities	(208.5)		(1,008.8)		4,054.0
Cash flows from financing activities:
Dividends paid	1,301.6		445.6		160.8
Net intercompany financing activity	208.5		1,008.8		(4,054.3)
Net cash used in financing activities	1,510.1		1,454.4		(3,893.5)
Cash and cash equivalents:
Balance at beginning of year	0						0
Balance at end of period	0		0				0
Consolidated Entities [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	868.1		749.7		858.3
Cash flows from investing activities:
Additions to properties and intangible assets	(235.4)		(177.9)		(158.8)
Proceeds from sales of properties and intangible assets, net	4.6		5.2		58.0
Acquisition of businesses, net of cash acquired	(41.3)		(19.8)		(41.7)
Change in restricted cash balances	6.7		(10.8)
Payment on discontinued operations			(96.0)
Investment in MillerCoors	(800.1)		(1,071.2)		(514.5)
Return of capital from MillerCoors	782.7		1,060.3		448.2
Investment in and advances to an unconsolidated affiliate	(83.2)
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates					(26.1)
Trade loan repayments from customers	22.4		16.6		32.1
Trade loans advanced to customers	(9.9)		(9.1)		(25.5)
Proceeds from settlements of derivative instruments	15.4		35.1
Payments for (Proceeds from) Other Investing Activities			0.2		0.1
Net intercompany investing activity	0		0		0
Net cash used in investing activities	(338.1)		(267.4)		(228.2)
Cash flows from financing activities:
Issuance of stock under equity compensation plans	11.6		38.5		43.1
Excess tax benefits from share-based compensation	2.0		4.8		21.7
Payments for purchase of treasury stock	(321.1)
Dividends paid	(228.1)		(201.1)		(170.4)
Dividends paid to noncontrolling interests holders	(2.3)		(3.7)		(2.9)
Proceeds from Issuance of Long-term Debt			488.4
Debt Issuance Costs	(2.2)		(3.3)
Payments on long-term debt and capital lease obligations	(0.3)		(300.0)		(0.4)
Proceeds from short-term borrowings	6.8		12.1		14.7
Payments from short-term borrowings	(18.3)		(8.1)		(17.0)
Payments on settlements of debt-related derivatives	(104.5)		(42.0)
Net proceeds from (payments on) revolving credit facilities	2.1
Change in overdraft balances and other	(10.8)		6.8		(6.0)
Net intercompany financing activity	0		0		0
Net cash used in financing activities	(665.1)		(7.6)		(117.2)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(135.1)		474.7		512.9
Effect of foreign exchange rate changes on cash and cash equivalents	(3.6)		8.7		5.1
Balance at beginning of year	1,217.6		734.2		216.2		734.2
Balance at end of period	1,078.9		1,217.6		734.2		734.2
Recast [Member] | Parent Guarantor and 2007 Issuer [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	253.1		491.2		268.4
Cash flows from investing activities:
Additions to properties and intangible assets	(3.7)		(5.8)		(16.2)
Proceeds from sales of properties and intangible assets, net					1.2
Proceeds from settlements of derivative instruments	15.4		35.1
Net intercompany investing activity	15.4		(54.7)		(33.1)
Net cash used in investing activities	27.1		(25.4)		(48.1)
Cash flows from financing activities:
Issuance of stock under equity compensation plans	11.6		38.5		43.1
Excess tax benefits from share-based compensation	2.0		4.8		21.7
Payments for purchase of treasury stock	(321.1)
Dividends paid	(201.4)		(177.0)		(148.4)
Debt Issuance Costs	(2.2)		0
Payments from short-term borrowings	0		0		0
Net intercompany financing activity	0		107.1		171.2
Net cash used in financing activities	(511.1)		(26.6)		87.6
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(230.9)		439.2		307.9
Balance at beginning of year	832.0		392.8		84.9		392.8
Balance at end of period	601.1		832.0		392.8		392.8
Recast [Member] | 2002 Issuer [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	(603.1)		184.0		151.5
Cash flows from investing activities:
Additions to properties and intangible assets	(0.1)		0		0
Investment in MillerCoors	0		(1,071.2)		(514.5)
Return of capital from MillerCoors	0		1,060.3		448.2
Trade loan repayments from customers	0		0		0
Payments for (Proceeds from) Other Investing Activities			0.1		0.1
Net intercompany investing activity	459.5		31.9		(93.1)
Net cash used in investing activities	459.4		21.1		(159.3)
Cash flows from financing activities:
Dividends paid	(647.9)		0		0
Payments on settlements of debt-related derivatives	195.3		0
Net intercompany financing activity	589.3		(198.1)		7.3
Net cash used in financing activities	136.7		(198.1)		7.3
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(7.0)		7.0		(0.5)
Effect of foreign exchange rate changes on cash and cash equivalents					0.1
Balance at beginning of year	7.0		0		0.4		0
Balance at end of period	0		7.0		0		0
Recast [Member] | Subsidiary Guarantors
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	759.7		1,248.0		707.6
Cash flows from investing activities:
Additions to properties and intangible assets	(207.1)		(164.8)		(139.7)
Proceeds from sales of properties and intangible assets, net	4.6		5.2		3.5
Acquisition of businesses, net of cash acquired	(30.7)				(19.6)
Investment in MillerCoors	(800.1)		0		0
Return of capital from MillerCoors	782.7		0		0
Investment in and advances to an unconsolidated affiliate	(93.9)
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates					(26.1)
Trade loan repayments from customers	22.4		16.6		32.1
Trade loans advanced to customers	(9.9)		(9.1)		(25.5)
Net intercompany investing activity	(383.5)		2,399.0		(2,522.6)
Net cash used in investing activities	(715.5)		2,246.9		(2,697.9)
Cash flows from financing activities:
Dividends paid	(545.0)		(439.3)		(22.0)
Dividends paid to noncontrolling interests holders					(2.9)
Proceeds from Issuance of Long-term Debt			488.4
Debt Issuance Costs			(3.3)
Payments on long-term debt and capital lease obligations	(0.3)		(300.0)		(0.4)
Proceeds from short-term borrowings	11.9				9.7
Payments from short-term borrowings	(3.0)				(9.7)
Payments on settlements of debt-related derivatives	(299.8)		(42.0)
Net proceeds from (payments on) revolving credit facilities	2.1
Change in overdraft balances and other	(10.8)		6.8		(6.0)
Net intercompany financing activity	898.0		(3,186.0)		2,258.1
Net cash used in financing activities	53.1		(3,475.4)		2,226.8
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	97.3		19.5		236.5
Effect of foreign exchange rate changes on cash and cash equivalents	(17.3)		13.5		4.8
Balance at beginning of year	342.5		309.5		68.2		309.5
Balance at end of period	422.5		342.5		309.5		309.5
Recast [Member] | Non-Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	1,761.8		(727.9)		(108.4)
Cash flows from investing activities:
Additions to properties and intangible assets	(24.5)		(7.3)		(2.9)
Proceeds from sales of properties and intangible assets, net	0		0		53.3
Acquisition of businesses, net of cash acquired	(10.6)		(19.8)		(22.1)
Change in restricted cash balances	6.7		(10.8)
Payment on discontinued operations			(96.0)
Investment in and advances to an unconsolidated affiliate	10.7
Trade loan repayments from customers	0		0		0
Trade loans advanced to customers	0		0		0
Payments for (Proceeds from) Other Investing Activities			0.1
Net intercompany investing activity	(2,004.5)		(1,367.4)		(1,405.2)
Net cash used in investing activities	(2,022.2)		(1,501.2)		(1,376.9)
Cash flows from financing activities:
Dividends paid	(137.2)		(30.4)		(160.8)
Dividends paid to noncontrolling interests holders	(2.3)		(3.7)		0
Payments on long-term debt and capital lease obligations	0				0
Proceeds from short-term borrowings	(5.1)		12.1		5.0
Payments from short-term borrowings	(15.3)		(8.1)		(7.3)
Net proceeds from (payments on) revolving credit facilities	0
Change in overdraft balances and other	0		0		0
Net intercompany financing activity	425.8		2,268.2		1,617.4
Net cash used in financing activities	265.9		2,238.1		1,454.3
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	5.5		9.0		(31.0)
Effect of foreign exchange rate changes on cash and cash equivalents	13.7		(4.8)		0.2
Balance at beginning of year	36.1		31.9		62.7		31.9
Balance at end of period	55.3		36.1		31.9		31.9
Recast [Member] | Consolidation, Eliminations [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	(1,303.4)		(445.6)		(160.8)
Cash flows from investing activities:
Net intercompany investing activity	1,913.1		(1,008.8)		4,054.0
Net cash used in investing activities	1,913.1		(1,008.8)		4,054.0
Cash flows from financing activities:
Dividends paid	1,303.4		445.6		160.8
Net intercompany financing activity	(1,913.1)		1,008.8		(4,054.0)
Net cash used in financing activities	(609.7)		1,454.4		(3,893.2)
Cash and cash equivalents:
Balance at beginning of year	0						0
Balance at end of period	0		0				0
Recast [Member] | Consolidated Entities [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	868.1		749.7		858.3
Cash flows from investing activities:
Additions to properties and intangible assets	(235.4)		(177.9)		(158.8)
Proceeds from sales of properties and intangible assets, net	4.6		5.2		58.0
Acquisition of businesses, net of cash acquired	(41.3)		(19.8)		(41.7)
Change in restricted cash balances	6.7		(10.8)
Payment on discontinued operations			(96.0)
Investment in MillerCoors	(800.1)		(1,071.2)		(514.5)
Return of capital from MillerCoors	782.7		1,060.3		448.2
Investment in and advances to an unconsolidated affiliate	(83.2)
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates					(26.1)
Trade loan repayments from customers	22.4		16.6		32.1
Trade loans advanced to customers	(9.9)		(9.1)		(25.5)
Proceeds from settlements of derivative instruments	15.4		35.1
Payments for (Proceeds from) Other Investing Activities			0.2		0.1
Net intercompany investing activity	0		0		0
Net cash used in investing activities	(338.1)		(267.4)		(228.2)
Cash flows from financing activities:
Issuance of stock under equity compensation plans	11.6		38.5		43.1
Excess tax benefits from share-based compensation	2.0		4.8		21.7
Payments for purchase of treasury stock	(321.1)
Dividends paid	(228.1)		(201.1)		(170.4)
Dividends paid to noncontrolling interests holders	(2.3)		(3.7)		(2.9)
Proceeds from Issuance of Long-term Debt			488.4
Debt Issuance Costs	(2.2)		(3.3)
Payments on long-term debt and capital lease obligations	(0.3)		(300.0)		(0.4)
Proceeds from short-term borrowings	6.8		12.1		14.7
Payments from short-term borrowings	(18.3)		(8.1)		(17.0)
Payments on settlements of debt-related derivatives	(104.5)		(42.0)
Net proceeds from (payments on) revolving credit facilities	2.1
Change in overdraft balances and other	(10.8)		6.8		(6.0)
Net intercompany financing activity	0		0		0
Net cash used in financing activities	(665.1)		(7.6)		(117.2)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(135.1)		474.7		512.9
Effect of foreign exchange rate changes on cash and cash equivalents	(3.6)		8.7		5.1
Balance at beginning of year	1,217.6		734.2		216.2		734.2
Balance at end of period	$ 1,078.9		$ 1,217.6		$ 734.2		$ 734.2

[1]	Capital expenditures increased in 2011 driven by the addition of a high-speed can line in our Montréal brewery.